Intangible Assets, Net (Details) - Schedule of intangible assets, net - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Cost:
Intangible assets, gross	$ 4,330,311	$ 4,330,311
Accumulated amortization (the Backlog was fully amortized)	1,793,763	1,365,332
Intangible assets, net	2,536,548	2,964,979
Technology [Member]
Cost:
Intangible assets, gross	4,284,315	4,284,315
Backlog [Member]
Cost:
Intangible assets, gross	$ 45,996	$ 45,996